Net financial income (loss) - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of financial instruments by type of interest rate [line items]
Interest cost	€ (383)	€ 4,676		€ (4,434)
Foreign exchange gains	6,347	104		€ 599
Foreign exchange losses		1,700
Proceeds from issuing shares | $			$ 113.3
EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Accumulated variable interest expense accrual	4,200	4,800
Fixed interest rate | EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest expense on borrowings	€ 1,800	€ 1,700